Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly. Key management personnel includes the Company’s Directors and Officers.

Compensation awarded to key management personnel for the years ended December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023
	$	$
Salaries and benefits	3,538	4,689
Share-based compensation	3,638	4,318
	7,176	9,007